Document and Entity Information	Jul. 27, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity File Number	001-36461
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8639702
Entity Address, Address Line One	200 Crescent Court
Entity Address, Adress Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001413837
Amendment Flag	false